BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Property Plant And Equipment [Line Items]
Goodwill Impairment Charge	$ 0	$ 0	$ 6,100,000,000	$ 0